Stockholders' Equity (Deficit) - (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 20, 2021	Jan. 15, 2021	Dec. 31, 2020	Sep. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net proceeds from issuance of common stock						$ 25,101,000		$ 10,789,000
Additional Paid In Capital	$ 367,900			$ 234,800		367,900		234,800	$ 119,100
Options, intrinsic value for outstanding	62,400			89,200		62,400		89,200
Options, intrinsic value for exercisable	62,400			89,200		62,400		89,200
RSU Plan [Member]
Share based compensation						38,500		43,800
Stock based compensation unrecognised	$ 77,000			115,500		$ 77,000		115,500
Warrants [Member]
Warrants to purchase aggregate shares of common stock	400,000					400,000			88,335
Exercises price per share	$ 3.75					$ 3.75			$ 7.50
Term of warrants	5 years					5 years			5 years
Fair value of warrants	$ 453,800					$ 453,800			$ 167,400
Options and warrants vesting period						6 months			1 year
Options [Member]
Share based compensation						$ 76,600	0	71,900	$ 5,500
Stock based compensation unrecognised	187,800			264,600		187,800		264,600
Options, intrinsic value for outstanding	537,000			973,800		537,000	0	973,800	0
Options, intrinsic value for exercisable	$ 424,000			$ 706,200		$ 424,000	$ 0	$ 706,200	$ 0
Options [Member] | Board of Directors and Employee [Member]
Stock issued during period shares						33,784		213,784	106,762
Share issued price per share	$ 2.22					$ 2.22			$ 0.40
Options and warrants vesting period									3 years
Stock options, term						10 years			10 years
Aggregated fair value of stock options						$ 100			$ 9,000
Options [Member] | Former Employee [Member]
Stock issued during period shares						45,046
Share issued price per share	$ 0.40					$ 0.40
Additional Paid In Capital	$ 18,000					$ 18,000
Initial Public Offering [Member]
Stock issued during period shares					2,031,705
Share issued price per share					$ 6.00
Number of common stock share sold					265,005
Gross proceeds from issuance common stock					$ 12,190,200
Net proceeds from issuance of common stock					$ 10,789,000
Warrants to purchase aggregate shares of common stock	88,335			88,335		88,335		88,335
Exercises price per share	$ 7.50			$ 7.50		$ 7.50		$ 7.50
Term of warrants	4 years			4 years		4 years		4 years
Fair value of warrants	$ 167,400			$ 167,400		$ 167,400		$ 167,400
Initial Public Offering [Member] | Olympic Views, LLC [Member]
Share issued price per share	$ 6.00			$ 6.00		$ 6.00		$ 6.00
Shares issued on conversion of debt	82,826			82,826
Value of shares issued on conversion of debt	$ 442,000			$ 442,000
Accrued interest	$ 55,000			$ 55,000		$ 55,000		$ 55,000
Follow-on Offering [Member]
Stock issued during period shares		9,200,000	9,200,000
Share issued price per share		$ 3.00	$ 3.00
Number of common stock share sold		1,200,000	1,200,000
Gross proceeds from issuance common stock		$ 27,600,000	$ 27,600,000
Net proceeds from issuance of common stock		$ 25,101,000	$ 25,101,000
Warrants to purchase aggregate shares of common stock	400,000					400,000
Exercises price per share	$ 3.75					$ 3.75
Term of warrants	5 years					5 years
Fair value of warrants	$ 453,800					$ 453,800